Digital assets - Schedule of Digital Assets Gain (Losses) And Impairment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Digital assets [Abstract]
(Gains)/losses on disposals of digital assets	$ (7)	$ (885)	$ (30)	$ (2,888)	$ (3,375)	$ (13,964)	$ (158,015)
(Gains)/losses on changes in fair value of hedged items					0	(9,031)	0
(Gains)/losses on changes in fair value of embedded derivatives	0	0	0	1,629	1,629	8,553	(211,997)
Unrealized (gains)/losses on changes in fair value of digital assets	(686)	3,814	5,607	(185)	(2,505)	0	0
Impairments on digital assets					0	954	427,448
Total	$ (693)	$ 2,929	$ 5,577	$ (1,444)	$ (4,251)	$ (13,488)	$ 57,436